Investment in an Associate (Tables)	12 Months Ended
Mar. 31, 2026
Investment in an Associate [Abstract]
Schedule of Reconciliation of Financial Information Presented to Carrying Amount

The Company’s investment in an associate is summarized below:

	As of March 31,
	2026	2025
	$’000	$’000
Beginning balance	-	254
Cost of acquisition	7,500	-
Share of results of an associate	30	(54)
Loss of disposal of an associate	-	(100)
Consideration received	-	(50)
Consideration receivables transferred to other receivables	-	(50)
Ending balance	7,530	-

Schedule of Financial Information

The following table illustrates the summarized financial information of the Company’s associates as of March 31, 2026 and 2025 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associates, if any.

As of March 31, 2026
$’000
Current assets	166
Non-current assets	50
Current liabilities	(78)
Net assets of the associate	138

Company’s share in %	48%
Company’s share in $	66
Goodwill	7,464
Carrying amount	7,530

Revenue	2,071
Net income for the year	62